Finance Receivables - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Sales-type Lease, Selling Profit (Loss)	€ 446,500,000	€ 247,400,000	€ 390,100,000
Sales-type Lease, Interest Income	4,900,000	4,000,000	6,300,000
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0